LEASE LIABILITIES	12 Months Ended
Dec. 31, 2019
LEASE LIABILITIES
LEASE LIABILITIES

18.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	2019	2018
		(restated,
		note 1(b))
Balance at beginning of year	$122.6	$143.4
Lease obligations financing right-of-use assets	27.5	14.1
Repayments	(35.9)	(34.9)
Balance at end of year	$114.2	$122.6

Lease liabilities with the parent corporation amounted to $28.9 million as of December 31, 2019 ($32.2 million in 2018).

Interest rates on lease liabilities ranged from 0.6% to 8.5% as of December 31, 2019 and 2018.

Repayments of lease liabilities over the coming years are as follows:

2020	$29.4
2021	22.1
2022	16.8
2023	14.9
2024	10.2
2025 and thereafter	20.8